PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2017	2018

Advance to suppliers	$19,433	$28,366
Other receivable (1)	9,400	14,257
Staff advance	6,630	8,103
Prepaid rental expenses	8,744	8,454
Advance payments to acquisitions	3,322	4,524
Prepaid expenses (2)	2,067	2,974
Interest income receivable	140	261

	$49,736	$66,939

(1)	Other receivable mainly consist of VAT receivable and amounts receivable from independent third parties.

(2)	Prepaid expenses mainly consist of amounts paid for professional fees and advertisement fees for which the related services have not been provided.